FINANCIAL INCOME (EXPENSE), NET (Schedule of Financial Income (Expense), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial income:
Interest income	$ 18,988	$ 20,728	$ 4,993
Amortization/accretion of premium/discount on marketable securities, net	1,257	1,147	0
Financial income	20,245	21,875	4,993
Financial expense:
Foreign currency translation losses	(1,075)	(567)	(264)
Interest expense on debts	0	0	0
Bank charges and other	(650)	(357)	(227)
Financial expenses	(1,725)	(924)	(491)
Financial income, net	$ 18,520	$ 20,951	$ 4,502